Accounts and Bills Receivable, net (Accounts Receivable) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts receivable	$ 1,214	¥ 7,861	¥ 8,168
Less: Allowance for doubtful accounts	(116)	(747)	(825)
Accounts receivable, net of allowance for doubtful accounts	1,098	7,114	7,343
Bills receivable	453	2,932	2,524
Accounts and bills receivable, net	$ 1,551	¥ 10,046	¥ 9,867